SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-Lived Assets (Details)	12 Months Ended
Dec. 31, 2020
Pool designs
Finite-Lived Intangible Assets [Line Items]
Weighted-average estimated useful lives (in years)	14 years
Franchise relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-average estimated useful lives (in years)	4 years
Non-competition agreements
Finite-Lived Intangible Assets [Line Items]
Weighted-average estimated useful lives (in years)	5 years
Maximum | Patented technology
Finite-Lived Intangible Assets [Line Items]
Weighted-average estimated useful lives (in years)	10 years
Maximum | Trade names and trademarks
Finite-Lived Intangible Assets [Line Items]
Weighted-average estimated useful lives (in years)	25 years
Maximum | Dealer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-average estimated useful lives (in years)	15 years
Minimum | Patented technology
Finite-Lived Intangible Assets [Line Items]
Weighted-average estimated useful lives (in years)	5 years
Minimum | Trade names and trademarks
Finite-Lived Intangible Assets [Line Items]
Weighted-average estimated useful lives (in years)	9 years
Minimum | Dealer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-average estimated useful lives (in years)	5 years